Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2010
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, net	$ 186,000,000
Operating loss carryforwards with no expiration date	95,000,000
Valuation allowance	0	3,500,000
Valuation allowance reversal	3,600,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	$ 0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2015
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2033
MISC [Member]
Operating Loss Carryforwards [Line Items]
Acquisition percentage				50.00%